Other Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets And Liabilities [Abstract]
Receivables related to supplier allowances included Accounts receivable	$ 74.0	$ 90.8	$ 86.9
Current and non-current prepaid customer rebates, net of allowances included in Other current assets and Other long-term assets	53.9	40.7
Accrued customer rebates included in Accrued liabilities	$ 36.8	$ 49.2	$ 65.3